Offerings - Offering: 1	Jul. 23, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 53,543,403.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 7,394.34
Offering Note	(1) Calculated as the aggregate maximum purchase price for common shares of beneficial interest, based upon the net asset value per share as of June 30, 2026, of $24.1828. This amount is based upon the offer to purchase up to 2,214,111 common shares of beneficial interest, par value $0.01 per share, of Fortress Private Lending Fund. The amount of the filing fee is calculated at $138.10 per $1,000,000.00 of the Transaction Valuation in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended, as modified by Section 6(b) Filing Fee Rate Advisory for Fiscal Year 2026. Calculated at $138.10 per $1,000,000.00 of the Transaction Valuation in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended, as modified by Section 6(b) Filing Fee Rate Advisory for Fiscal Year 2026.